UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                AMENDED FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end: 6/30

Date of reporting period: 3/31/08

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

===========================================================================================================
   Shares      COMMON STOCKS -- 44.0%                                                           Value
-----------------------------------------------------------------------------------------------------------
               BASIC MATERIALS -- 5.7%
        7,000  AEP Industries, Inc.*.....................................................   $       212,030
       15,000  Alliance Resource Partners, L.P...........................................           525,000
        5,000  Barrick Gold Corporation..................................................           217,250
        6,500  Castle (A.M.) & Company...................................................           175,500
       26,000  Celanese Corporation......................................................         1,015,300
       60,500  Dow Chemical Company......................................................         2,229,425
       42,000  FMC Corporation...........................................................         2,330,580
       80,000  Kinross Gold Corporation..................................................         1,768,800
       84,650  Methanex Corporation......................................................         2,215,291
       46,000  Newmont Mining Corporation................................................         2,083,800
       41,000  Nucor Corporation.........................................................         2,777,340
       45,000  PPG Industries, Inc.......................................................         2,722,950
       60,000  RPM International, Inc....................................................         1,256,400
       35,500  Terra Nitrogen Company, L.P...............................................         3,960,025
                                                                                            ---------------
                                                                                                 23,489,691
                                                                                            ---------------
               CONSUMER, CYCLICAL -- 4.1%
       80,812  Air Methods Corporation*..................................................         3,908,876
       83,000  Dollar Tree, Inc.*........................................................         2,289,970
       80,000  McDonald's Corporation....................................................         4,461,600
       45,000  Men's Wearhouse, Inc......................................................         1,047,150
       30,000  Movado Group, Inc.........................................................           584,700
       61,000  Scholastic Corporation*...................................................         1,846,470
       43,500  The Buckle, Inc...........................................................         1,945,755
       33,000  Walt Disney Company.......................................................         1,035,540
                                                                                            ---------------
                                                                                                 17,120,061
                                                                                            ---------------
               CONSUMER, NON-CYCLICAL -- 7.7%
       90,000  Archer-Daniels-Midland Company............................................         3,704,400
        5,000  Biovail Corporation.......................................................            53,250
       15,000  Bunge Ltd. ...............................................................         1,303,200
       30,000  Caraco Pharmaceutical Laboratories, Ltd.*.................................           538,500
       46,000  Corn Products International, Inc. ........................................         1,708,440
       81,000  EZCORP, Inc. - Class A*...................................................           997,110
       48,000  Imperial Sugar Company....................................................           903,360
       40,000  Ingles Markets, Inc. - Class A............................................           983,600
       91,000  King Pharmaceuticals, Inc.*...............................................           791,700
      155,000  Kroger Company............................................................         3,937,000
        9,000  Manpower, Inc. ...........................................................           506,340
       83,000  Merck & Company, Inc. ....................................................         3,149,850
       93,000  PepsiAmericas, Inc........................................................         2,374,290
      108,000  Pfizer, Inc. .............................................................         2,260,440
       30,000  The Andersons, Inc........................................................         1,338,300
       50,000  The Toro Company..........................................................         2,069,500
       91,000  Watson Wyatt Worldwide, Inc. .............................................         5,164,250
                                                                                            ---------------
                                                                                                 31,783,530
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 44.0% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               ENERGY -- 4.0%
        9,500  Apache Corporation........................................................   $     1,147,790
       62,250  Bolt Technology Corporation*..............................................         1,147,268
       32,940  Chevron Corporation.......................................................         2,811,758
       12,000  Devon Energy Corporation..................................................         1,251,960
       44,500  Exxon Mobil Corporation...................................................         3,763,810
       43,000  Hess Corporation..........................................................         3,791,740
      105,200  ICO, Inc.*................................................................           730,088
       38,000  Valero Energy Corporation.................................................         1,866,180
                                                                                            ---------------
                                                                                                 16,510,594
                                                                                            ---------------
               FINANCIAL -- 2.7%
       46,500  American Financial Group, Inc. ...........................................         1,188,540
       75,000  American Physicians Capital, Inc. ........................................         3,477,000
       20,000  Amerisafe, Inc.*..........................................................           252,800
       45,000  Assurant, Inc.............................................................         2,738,700
       28,000  CNA Surety Corporation*...................................................           430,640
       25,000  SAFECO Corporation........................................................         1,097,000
       75,000  W.R. Berkley Corporation..................................................         2,076,750
                                                                                            ---------------
                                                                                                 11,261,430
                                                                                            ---------------
               INDUSTRIAL -- 8.1%
       11,000  Ampco-Pittsburgh Corporation..............................................           472,890
       14,000  Cascade Corporation.......................................................           690,340
       72,500  CSX Corporation...........................................................         4,065,075
       92,000  Cummins, Inc. ............................................................         4,307,440
       50,000  Deere & Company...........................................................         4,022,000
       32,000  Eaton Corporation.........................................................         2,549,440
       16,000  Gardner Denver, Inc.*.....................................................           593,600
       15,000  Greif, Inc. - Class A.....................................................         1,018,950
       65,000  Johnson Controls, Inc.....................................................         2,197,000
       21,500  Norfolk Southern Corporation..............................................         1,167,880
       89,300  Owens-Illinois, Inc.*.....................................................         5,039,199
       52,000  Parker Hannifin Corporation...............................................         3,602,040
       93,000  TBS International Ltd. - Class A*.........................................         2,808,600
       42,000  The Timken Company........................................................         1,248,240
                                                                                            ---------------
                                                                                                 33,782,694
                                                                                            ---------------
               TECHNOLOGY -- 6.2%
       56,000  Arrow Electronics, Inc.*..................................................         1,884,400
       25,000  Avnet, Inc.*..............................................................           818,250
       13,500  Ceradyne, Inc.*...........................................................           431,460
      100,000  Hewlett-Packard Company...................................................         4,566,000
       25,000  Hurco Companies, Inc.*....................................................         1,169,500
       40,000  International Business Machines Corporation (IBM).........................         4,605,600
       23,000  Lockheed Martin Corporation...............................................         2,283,900
       55,500  Northrop Grumman Corporation..............................................         4,318,455

JAMES ADVANTAGE FUNDS
JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 44.0% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               TECHNOLOGY -- 6.2% (Continued)
       10,000  Precision Castparts Corporation...........................................   $     1,020,800
        6,000  ScanSource, Inc.*.........................................................           217,140
       38,214  Seagate Technology........................................................           800,201
        5,000  Sierra Wireless, Inc.*....................................................            79,750
      131,500  Western Digital Corporation*..............................................         3,555,760
                                                                                            ---------------
                                                                                                 25,751,216
                                                                                            ---------------
               UTILITIES -- 4.5%
       30,000  American Electric Power Company, Inc. ....................................         1,248,900
       96,000  AT&T, Inc.................................................................         3,676,800
       44,500  CenturyTel, Inc. .........................................................         1,479,180
       13,500  D&E Communications, Inc. .................................................           120,150
       42,000  Edison International......................................................         2,058,840
       75,800  Energen Corporation.......................................................         4,722,340
       14,000  FirstEnergy Corporation...................................................           960,680
       60,000  Sempra Energy.............................................................         3,196,800
       40,000  The Laclede Group, Inc. ..................................................         1,425,200
                                                                                            ---------------
                                                                                                 18,888,890
                                                                                            ---------------
               INTERNATIONAL EQUITY FUNDS -- 1.0%
       18,500  Chile Fund, Inc. .........................................................           347,430
       16,000  iShares MSCI EMU Index Fund...............................................         1,740,800
       97,000  iShares MSCI Japan Index Fund.............................................         1,199,890
        2,500  iShares MSCI South Africa Index Fund......................................           283,100
       30,000  iShares MSCI Taiwan Index Fund............................................           475,500
                                                                                            ---------------
                                                                                                  4,046,720
                                                                                            ---------------

               TOTAL COMMON STOCKS.......................................................   $   182,634,826
                                                                                            ---------------


===========================================================================================================
  Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 48.8%                                          Value
-----------------------------------------------------------------------------------------------------------
$   2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09.................................   $     2,069,066
      500,000  Tennessee Valley Authority, 5.625%, 1/18/11...............................           539,527
    5,000,000  U.S. Treasury Bills, 8/7/08...............................................         4,975,910
    5,000,000  U.S. Treasury Bonds, 5.000%, 2/15/11......................................         5,454,690
    7,500,000  U.S. Treasury Bonds, 4.875%, 2/15/12......................................         8,272,853
   13,000,000  U.S. Treasury Bonds, 3.875%, 2/15/13......................................        13,871,403
   23,000,000  U.S. Treasury Bonds, 4.500%, 2/15/16......................................        25,317,963
   50,000,000  U.S. Treasury Bonds, 5.250%, 11/15/28.....................................        56,269,549
   16,000,000  U.S. Treasury Bonds, 4.500%, 2/15/36......................................        16,528,752
   33,000,000  U.S. Treasury Notes, 4.875%, 5/31/08......................................        33,185,625
   10,000,000  U.S. Treasury Notes, 4.500%, 2/15/09......................................        10,251,560
   24,000,000  U.S. Treasury Notes, 4.625%, 2/15/17......................................        26,360,616
                                                                                            ---------------
               TOTAL U.S. GOVERNMENT & AGENCY BONDS......................................   $   203,097,514
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
  Par Value    CORPORATE BONDS -- 0.6%                                                          Value
-----------------------------------------------------------------------------------------------------------
$     500,000  Anheuser-Busch Companies, Inc., 6.000%, 4/15/11...........................   $       539,206
    2,000,000  Walmart Stores, 5.250%, 9/1/35............................................         1,770,042
                                                                                            ---------------
               TOTAL CORPORATE BONDS.....................................................   $     2,309,248
                                                                                            ---------------

               MUNICIPAL BONDS -- 1.7%
$   1,000,000  Adams Co CO SD No 014 Ser 2006 UTGO, 5.000%, 12/1/26......................   $     1,016,820
    1,000,000  Citrus CA Community College Ser 2007B UTGO, 4.750%, 6/1/31................           967,190
      500,000  Kane & DeKalb Cntys IL Community Unit SD Bldg No 302
                  Ser 2008 UTGO, 5.500%, 2/1/28..........................................           521,930
      500,000  Lamar TX Consolidated ISD Ser 2008 UTGO (Schoolhouse),
                  5.000%, 2/15/38........................................................           496,900
    1,000,000  MA St Consolidated Loan Ser 2007C UTGO, 5.250%, 8/1/22....................         1,067,580
    1,000,000  Marysville MI Pub SD Ser 2007 UTGO, 5.000%, 5/1/32........................           999,960
      500,000  Mt Healthy OH CSD Sch Impt Ser 2008 UTGO, 5.000%, 12/1/26.................           509,550
      550,000  OH St Higher Ed Cap Fac Ser 2000A UTGO, 5.250%, 2/1/13....................           572,242
    1,000,000  Will and DuPage Cntys IL Ser 2007 UTGO (Bolingbrook),
                  5.000%, 1/1/37.........................................................           993,880
                                                                                            ---------------
               TOTAL MUNICIPAL BONDS ....................................................   $     7,146,052
                                                                                            ---------------


===========================================================================================================
   Shares      SHORT TERM INVESTMENTS -- 5.4%
-----------------------------------------------------------------------------------------------------------
   22,270,490  First American Treasury Obligations Fund..................................   $    22,270,490
                                                                                            ---------------

               TOTAL INVESTMENT SECURITIES -- 100.5%
               (Amortized Cost $382,421,665).............................................   $   417,458,130

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)............................       (1,989,009)
                                                                                            ---------------

               NET ASSETS -- 100.0%.......................................................  $   415,469,121
                                                                                            ===============

* Non-income producing security.
CSD - City School District
ISD - Independent School District
LSD - Local School District
UTGO - Unlimited Tax General Obligation

See accompanying notes to schedule of investments

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

===========================================================================================================
   Shares      COMMON STOCKS -- 98.9%                                                           Value
-----------------------------------------------------------------------------------------------------------
               BASIC MATERIALS -- 10.0%
       27,500  Alliance Resource Partners, L.P...........................................   $       962,500
      124,000  Cooper Tire & Rubber Company..............................................         1,856,280
       67,300  Foster (L.B.) Company - Class A*..........................................         2,897,938
       40,600  NOVA Chemicals Corporation................................................           968,310
      146,800  Olin Corporation..........................................................         2,900,768
       20,000  OM Group, Inc.*...........................................................         1,090,800
       73,690  Schnitzer Steel Industries, Inc. - Class A................................         5,233,464
       22,728  Terra Nitrogen Company, L.P...............................................         2,535,308
       48,800  W.R. Grace & Company*.....................................................         1,113,616
                                                                                            ---------------
                                                                                                 19,558,984
                                                                                            ---------------
               CONGLOMERATE -- 0.9%
      115,200  LSB Industries, Inc.*.....................................................         1,698,048
                                                                                            ---------------
               CONSUMER, CYCLICAL -- 10.4%
      220,003  Barry (R.G.) Corporation*.................................................         1,742,424
       87,050  Bob Evans Farms, Inc. ....................................................         2,401,710
       51,824  Champion Industries, Inc. ................................................           270,521
       55,800  Cherokee, Inc. ...........................................................         1,878,786
       99,312  Crown Crafts, Inc.*.......................................................           349,578
       28,122  E Com Ventures, Inc.*.....................................................           420,143
       41,300  JAKKS Pacific, Inc.*......................................................         1,138,641
       93,100  Movado Group, Inc.........................................................         1,814,519
       64,150  Scholastic Corporation*...................................................         1,941,821
      175,200  The Buckle, Inc...........................................................         7,836,695
       78,460  Zones, Inc.*..............................................................           644,157
                                                                                            ---------------
                                                                                                 20,438,995
                                                                                            ---------------
               CONSUMER, NON-CYCLICAL -- 16.5%
       99,000  AMERIGROUP Corporation*...................................................         2,705,670
       53,000  Cal-Maine Foods, Inc......................................................         1,769,140
      169,525  Fresh Del Monte Produce, Inc.*............................................         6,170,710
      202,143  Hanger Orthopedic Group, Inc.*............................................         2,179,102
       75,000  Imperial Sugar Company....................................................         1,411,500
      206,725  Ingles Markets, Inc. - Class A............................................         5,083,368
       44,300  Interactive Data Corporation..............................................         1,261,221
       86,623  Nutraceutical International Corporation*..................................         1,126,099
      276,580  Tupperware Brands Corporation.............................................        10,698,114
                                                                                            ---------------
                                                                                                 32,404,924
                                                                                            ---------------
               ENERGY -- 8.0%
       30,360  Basic Energy Services, Inc.*..............................................           670,349
      120,600  Bolt Technology Corporation*..............................................         2,222,658
       79,500  Frontier Oil Corporation..................................................         2,167,170
      328,410  ICO, Inc.*................................................................         2,279,165

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 98.9% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               ENERGY -- 8.0% (Continued)
       34,400  Lufkin Industries, Inc. ..................................................   $     2,195,408
       84,975  Parker Drilling Company*..................................................           548,939
       80,410  W-H Energy Services, Inc.*................................................         5,536,228
                                                                                            ---------------
                                                                                                 15,619,917
                                                                                            ---------------
               FINANCIAL -- 14.7%
       75,600  American Physicians Capital, Inc..........................................         3,504,816
      236,100  CNA Surety Corporation*...................................................         3,631,218
      147,750  FPIC Insurance Group, Inc.*...............................................         6,964,934
      130,280  LTC Properties, Inc.......................................................         3,349,499
      122,700  Max Capital Group Ltd.....................................................         3,213,513
       75,300  Mercer Insurance Group, Inc. .............................................         1,309,467
      158,500  MicroFinancial, Inc.......................................................           828,955
       50,300  RLI Corporation...........................................................         2,493,371
       38,250  The Midland Company.......................................................         2,483,573
       58,500  United America Indemnity Ltd.*............................................         1,126,710
                                                                                            ---------------
                                                                                                 28,906,056
                                                                                            ---------------
               INDUSTRIAL -- 17.8%
       38,450  Ampco-Pittsburgh Corporation..............................................         1,652,966
       97,200  Applied Industrial Technologies, Inc......................................         2,905,307
      134,960  Cascade Corporation.......................................................         6,654,877
      133,000  Chase Corporation.........................................................         2,408,630
       41,950  Gardner Denver, Inc.*.....................................................         1,556,345
      108,550  GrafTech International Ltd.*..............................................         1,759,596
       32,300  Greif, Inc. - Class A.....................................................         2,194,139
       29,550  GulfMark Offshore, Inc.*..................................................         1,616,976
      269,050  Metalico, Inc.*...........................................................         2,639,381
      476,911  North American Galvanizing & Coatings, Inc.*..............................         2,623,011
       48,500  Park-Ohio Holdings Corporation*...........................................           761,935
       20,300  Pope Resources............................................................           700,350
       58,002  Superior Essex, Inc.*.....................................................         1,631,016
       85,800  Tsakos Energy Navigation Ltd..............................................         2,639,208
       34,400  Twin Disc, Inc............................................................           544,208
       97,420  VSE Corporation...........................................................         2,750,166
                                                                                            ---------------
                                                                                                 35,038,111
                                                                                            ---------------
               TECHNOLOGY -- 10.7%
       25,700  Comtech Telecommunications Corporation*...................................         1,002,300
       23,059  Corel Corporation*........................................................           251,343
       23,900  DRS Technologies, Inc.....................................................         1,392,892
      105,573  Ducommun, Inc.*...........................................................         2,921,205
      113,750  Hurco Companies, Inc.*....................................................         5,321,225
       24,900  Preformed Line Products Company...........................................         1,212,132
       44,050  ScanSource, Inc.*.........................................................         1,594,170

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 98.9% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               TECHNOLOGY -- 10.7% (Continued)
       37,200  Shanda Interactive Entertainment Ltd.*....................................   $     1,082,520
      350,600  Soapstone Networks, Inc.*.................................................         2,510,296
       24,400  Triumph Group, Inc........................................................         1,389,092
      224,600  United Online, Inc........................................................         2,371,776
                                                                                            ---------------
                                                                                                 21,048,951
                                                                                            ---------------
               UTILITIES -- 9.9%
      157,200  Alaska Communications Systems Group, Inc..................................         1,924,128
       87,751  Atlantic Tele-Network, Inc................................................         2,968,616
      112,750  Central Vermont Public Service Corporation................................         2,694,725
       86,400  New Jersey Resources Corporation..........................................         2,682,720
      160,700  Northwest Natural Gas Company.............................................         6,980,809
       69,539  WGL Holdings, Inc.........................................................         2,229,420
                                                                                            ---------------
                                                                                                 19,480,418
                                                                                            ---------------

               TOTAL COMMON STOCKS -- 98.9%
               (Cost $185,455,896).......................................................   $   194,194,404

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%..............................        2,189,104
                                                                                            ---------------

               NET ASSETS -- 100.0%.......................................................  $   196,383,508
                                                                                            ===============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

===========================================================================================================
   Shares      COMMON STOCKS -- 69.1%                                                           Value
-----------------------------------------------------------------------------------------------------------
               BASIC MATERIALS -- 8.6%
       12,290  Castle (A.M.) & Company...................................................   $       331,830
       20,440  Celanese Corporation......................................................           798,182
       17,000  Dow Chemical Company......................................................           626,450
       11,660  Foster (L.B.) Company - Class A*..........................................           502,080
       25,000  Methanex Corporation......................................................           654,250
        9,000  Nucor Corporation.........................................................           609,660
        5,180  Terra Nitrogen Company, L.P...............................................           577,829
                                                                                            ---------------
                                                                                                  4,100,281
                                                                                            ---------------
               CONSUMER, CYCLICAL -- 10.2%
       10,975  Best Buy Company, Inc. ...................................................           455,024
       24,640  Bob Evans Farms, Inc......................................................           679,818
       25,575  Dollar Tree, Inc.*........................................................           705,614
       18,850  McDonald's Corporation....................................................         1,051,264
       10,000  Movado Group, Inc.........................................................           194,900
       20,495  Scholastic Corporation*...................................................           620,384
       25,990  The Buckle, Inc...........................................................         1,162,532
                                                                                            ---------------
                                                                                                  4,869,536
                                                                                            ---------------
               CONSUMER, NON-CYCLICAL -- 11.5%
       15,000  Archer-Daniels-Midland Company............................................           617,400
       29,160  EZCORP, Inc. - Class A*...................................................           358,960
       18,000  Imperial Sugar Company....................................................           338,760
       25,990  King Pharmaceuticals, Inc.*...............................................           226,113
       18,970  Merck & Company, Inc. ....................................................           719,912
       25,000  PepsiAmericas, Inc........................................................           638,250
       12,370  Pfizer, Inc. .............................................................           258,904
       20,720  The Toro Company..........................................................           857,600
       24,860  Tupperware Brands Corporation.............................................           961,584
       10,000  Watson Wyatt Worldwide, Inc. .............................................           567,500
                                                                                            ---------------
                                                                                                  5,544,983
                                                                                            ---------------
               ENERGY -- 6.5%
       19,500  Bolt Technology Corporation*..............................................           359,385
        8,330  Devon Energy Corporation..................................................           869,069
       10,550  Exxon Mobil Corporation...................................................           892,318
       25,910  Frontier Oil Corporation..................................................           706,307
        5,980  Valero Energy Corporation.................................................           293,678
                                                                                            ---------------
                                                                                                  3,120,757
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 69.1% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               FINANCIAL -- 6.7%
       14,770  Assurant, Inc.............................................................   $       898,902
       36,500  CNA Surety Corporation*...................................................           561,370
        6,500  Hospitality Properties Trust..............................................           221,130
       12,670  KeyCorp...................................................................           278,107
       10,000  SAFECO Corporation........................................................           438,800
        4,980  The Goldman Sachs Group, Inc..............................................           823,642
                                                                                            ---------------
                                                                                                  3,221,951
                                                                                            ---------------
               INDUSTRIAL -- 5.7%
       10,000  CSX Corporation...........................................................           560,700
       18,200  Cummins, Inc. ............................................................           852,123
        6,920  Deere & Company...........................................................           556,645
       13,050  Owens-Illinois, Inc.*.....................................................           736,412
                                                                                            ---------------
                                                                                                  2,705,880
                                                                                            ---------------
               TECHNOLOGY -- 8.4%
        9,770  Arrow Electronics, Inc.*..................................................           328,761
       10,000  Avnet, Inc.*..............................................................           327,300
       16,130  Hewlett-Packard Company...................................................           736,496
        9,550  Hurco Companies, Inc.*....................................................           446,749
        8,490  International Business Machines Corporation (IBM).........................           977,538
        5,790  Northrop Grumman Corporation..............................................           450,520
        7,500  Precision Castparts Corporation...........................................           765,600
                                                                                            ---------------
                                                                                                  4,032,964
                                                                                            ---------------
               UTILITIES -- 8.5%
       25,990  CenturyTel, Inc. .........................................................           863,908
       20,000  Edison International......................................................           980,399
        9,825  Energen Corporation.......................................................           612,098
       27,030  MDU Resources Group, Inc..................................................           663,587
       17,330  Sempra Energy.............................................................           923,342
                                                                                            ---------------
                                                                                                  4,043,334
                                                                                            ---------------
               INTERNATIONAL EQUITY FUNDS -- 3.0%
        3,000  iShares MSCI EMU Index Fund...............................................           326,400
       10,000  iShares MSCI France Index Fund............................................           349,300
       10,000  iShares MSCI Germany Index Fund...........................................           315,100
       34,650  iShares MSCI Japan Index Fund.............................................           428,621
                                                                                            ---------------
                                                                                                  1,419,421
                                                                                            ---------------

               TOTAL COMMON STOCKS.......................................................   $    33,059,107
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      SHORT TERM INVESTMENTS -- 8.4%                                                   Value
-----------------------------------------------------------------------------------------------------------
    4,009,102  First American Treasury Obligations Fund..................................   $     4,009,102
                                                                                            ---------------

               TOTAL INVESTMENT SECURITIES -- 77.5%
               (Cost $35,950,986)........................................................   $    37,068,209

               SEGREGATED CASH WITH BROKERS -- 85.4%......................................       40,847,408

               SECURITIES SOLD SHORT -- (66.9)% (Proceeds $38,897,126)....................      (32,020,724)

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.0%..............................        1,935,630
                                                                                            ---------------

               NET ASSETS -- 100.0%.......................................................  $    47,830,523
                                                                                            ===============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2008 (Unaudited)

===========================================================================================================
   Shares      COMMON STOCKS -- 65.7%                                                           Value
-----------------------------------------------------------------------------------------------------------
               BASIC MATERIALS -- 3.8%
       79,990  Gammon Gold, Inc..........................................................   $       600,725
       32,120  Georgia Gulf Corporation..................................................           222,591
       62,500  Louisiana-Pacific Corporation.............................................           573,750
       53,700  NovaGold Resources, Inc...................................................           414,027
                                                                                            ---------------
                                                                                                  1,811,093
                                                                                            ---------------
               CONSUMER, CYCLICAL -- 14.1%
       25,050  Centex Corporation........................................................           606,460
       20,340  Circuit City Stores, Inc..................................................            80,954
       71,880  Cumulus Media, Inc. - Class A.............................................           458,594
       36,300  GSI Commerce, Inc.........................................................           477,345
       64,930  Isle of Capri Casinos, Inc................................................           464,249
       19,080  KB HOME...................................................................           471,848
        5,900  Las Vegas Sands Corporation...............................................           434,476
       42,900  Leapfrog Enterprises, Inc. ...............................................           302,445
       14,630  Lennar Corporation........................................................           275,190
        6,860  M.D.C. Holdings, Inc......................................................           300,399
       31,060  Martha Stewart Living Omnimedia, Inc......................................           230,776
       33,400  Morgans Hotel Group.......................................................           494,988
       39,090  Pulte Homes, Inc..........................................................           568,759
       15,570  R.H. Donnelley Corporation................................................            78,785
       35,980  RCN Corporation...........................................................           402,256
      183,400  Rite Aid Corporation......................................................           539,196
       27,370  Warner Music Group Corporation............................................           136,304
       36,340  XM Satellite Radio Holdings, Inc. ........................................           422,271
                                                                                            ---------------
                                                                                                  6,745,295
                                                                                            ---------------
               CONSUMER, NON-CYCLICAL -- 14.5%
       57,550  Accuray, Inc..............................................................           449,465
       28,800  Advanced Medical Optics, Inc..............................................           584,640
       64,280  Allscripts Healthcare Solutions, Inc......................................           663,370
       13,600  AMAG Pharmaceuticals, Inc. ...............................................           549,848
       21,510  Brookdale Senior Living, Inc..............................................           514,089
       34,450  Conceptus, Inc............................................................           639,392
       50,630  CV Therapeutics, Inc. ....................................................           360,992
       63,440  ev3, Inc. ................................................................           516,402
       36,950  Jamba, Inc................................................................            97,917
       36,230  MDS, Inc..................................................................           705,760
       10,330  ResMed, Inc. .............................................................           435,719
       28,900  Rigel Pharmaceuticals, Inc................................................           539,274
       25,390  Senomyx, Inc. ............................................................           149,801
        7,880  Sirona Dental Systems, Inc................................................           212,524
       18,120  SonoSite, Inc.............................................................           515,152
                                                                                            ---------------
                                                                                                  6,934,345
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 65.7% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               ENERGY -- 7.9%
       11,350  Atlas Pipeline Partners, L.P. ............................................   $       454,681
       14,160  Cheniere Energy, Inc......................................................           280,368
       38,950  Clean Energy Fuels Corporation............................................           520,372
       37,800  Delta Petroleum Corporation...............................................           852,012
       25,000  Energy Partners Ltd. .....................................................           236,750
       37,470  FX Energy, Inc. ..........................................................           159,622
       24,650  Goodrich Petroleum Corporation............................................           741,472
       23,450  Hiland Holdings GP, L.P...................................................           541,695
                                                                                            ---------------
                                                                                                  3,786,972
                                                                                            ---------------
               FINANCIAL -- 9.2%
       13,720  American Tower Corporation - Class A......................................           537,961
       22,766  BankFinancial Corporation.................................................           362,207
       25,150  Brookline Bancorp, Inc....................................................           288,722
        8,070  Forest City Enterprises, Inc. - Class A...................................           296,976
       36,600  Kearny Financial Corporation..............................................           400,770
       10,000  Merrill Lynch & Company, Inc. ............................................           407,400
       43,140  Midwest Banc Holdings, Inc. ..............................................           551,329
       25,810  NewAlliance Bancshares, Inc...............................................           316,431
       17,500  PrivateBancorp, Inc.......................................................           550,725
       43,420  Superior Bancorp..........................................................           215,797
       39,460  TFS Financial Corporation.................................................           474,704
                                                                                            ---------------
                                                                                                  4,403,022
                                                                                            ---------------
               INDUSTRIAL -- 3.3%
       15,900  Energy Conversion Devices, Inc. ..........................................           475,410
       47,500  L-1 Identity Solutions, Inc. .............................................           631,750
       73,670  TurboChef Technologies, Inc...............................................           480,328
                                                                                            ---------------
                                                                                                  1,587,488
                                                                                            ---------------
               TECHNOLOGY -- 10.7%
       33,360  3D Systems Corporation....................................................           490,058
       34,100  ACI Worldwide, Inc. ......................................................           679,272
       71,700  Advanced Micro Devices, Inc. .............................................           422,313
       61,000  AudioCodes Ltd. ..........................................................           244,610
       31,340  Daktronics, Inc. .........................................................           561,299
       21,190  InfoSpace, Inc............................................................           245,168
       29,500  MannKind Corporation......................................................           176,116
       22,310  Marvell Technology Group Ltd. ............................................           242,733
       72,090  Micron Technology, Inc. ..................................................           430,377
       44,270  Momenta Pharmaceuticals, Inc. ............................................           483,871
       52,860  Powerwave Technologies, Inc. .............................................           134,794
       14,020  Rambus, Inc...............................................................           326,806
       24,280  Theravance, Inc...........................................................           255,668
       50,500  Verenium Corporation......................................................           177,760
       33,650  Wind River Systems, Inc. .................................................           260,451
                                                                                            ---------------
                                                                                                  5,131,296
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 65.7% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               UTILITIES -- 2.2%
       29,990  Aqua America, Inc.........................................................   $       563,212
       21,980  Consolidated Water Co., Ltd...............................................           484,220
                                                                                            ---------------
                                                                                                  1,047,432
                                                                                            ---------------

               TOTAL COMMON STOCKS SOLD SHORT............................................   $    31,446,943
                                                                                            ---------------

               INTERNATIONAL EQUITY -- 1.0%
      133,400  Semiconductor Manufacturing International Corporation.....................   $       468,234
                                                                                            ---------------

               EXCHANGE TRADED FUND -- 0.2%
        4,200  Powershares Golden Dragon Halter USX China Portfolio......................   $       105,547
                                                                                            ---------------

               TOTAL SECURITIES SOLD SHORT (Proceeds $38,897,126)........................   $    32,020,724
                                                                                            ===============

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

===========================================================================================================
   Shares      COMMON STOCKS -- 99.0%                                                           Value
-----------------------------------------------------------------------------------------------------------
               BASIC MATERIALS -- 11.2%
        9,510  Alliance Resource Partners, L.P...........................................   $       332,850
        4,770  Celanese Corporation......................................................           186,269
        2,450  Dow Chemical Company......................................................            90,283
        3,300  FMC Corporation...........................................................           183,117
        4,300  Foster (L.B.) Company - Class A*..........................................           185,158
        6,883  PPG Industries, Inc.......................................................           416,490
        7,965  Schnitzer Steel Industries, Inc. - Class A................................           565,674
                                                                                            ---------------
                                                                                                  1,959,841
                                                                                            ---------------
               CONGLOMERATE -- 0.8%
        9,600  LSB Industries, Inc.*.....................................................           141,504
                                                                                            ---------------

               CONSUMER, CYCLICAL -- 11.9%
        9,737  Barry (R.G.) Corporation*.................................................            77,117
        3,250  Bob Evans Farms, Inc......................................................            89,668
       10,435  Crown Crafts, Inc.*.......................................................            36,731
        7,500  Darden Restaurants, Inc. .................................................           244,125
        1,759  E Com Ventures, Inc.*.....................................................            26,279
       10,400  McDonald's Corporation....................................................           580,008
        2,500  Scholastic Corporation*...................................................            75,675
       20,456  The Buckle, Inc...........................................................           914,997
        5,709  Zones, Inc.*..............................................................            46,871
                                                                                            ---------------
                                                                                                  2,091,471
                                                                                            ---------------
               CONSUMER, NON-CYCLICAL -- 13.4%
          950  Bunge Ltd. ...............................................................            82,536
        7,900  EZCORP, Inc. - Class A*...................................................            97,249
        4,750  Ingle Markets, Inc. - Class A.............................................           116,803
       14,850  Merck & Company, Inc......................................................           563,558
       19,710  Pfizer, Inc. .............................................................           412,530
        8,000  The Toro Company..........................................................           331,120
        5,050  Tupperware Brands Corporation.............................................           195,334
       10,000  Watson Wyatt Worldwide, Inc. .............................................           567,499
                                                                                            ---------------
                                                                                                  2,366,629
                                                                                            ---------------
               ENERGY -- 13.3%
          750  Apache Corporation........................................................            90,615
        7,260  Bolt Technology Corporation*..............................................           133,802
        6,300  Exxon Mobil Corporation...................................................           532,854
       22,860  Frontier Oil Corporation..................................................           623,163
        4,760  Hess Corporation..........................................................           419,737
       11,730  Marathon Oil Corporation..................................................           534,888
                                                                                            ---------------
                                                                                                  2,335,059
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 99.0% (Continued)                                               Value
-----------------------------------------------------------------------------------------------------------
               FINANCIAL -- 8.3%
       10,665  American Financial Group, Inc. ...........................................   $       272,597
        9,180  American Physicians Capital, Inc. ........................................           425,584
       20,250  CNA Surety Corporation*...................................................           311,445
        6,240  Mercer Insurance Group, Inc. .............................................           108,514
        2,040  The Goldman Sachs Group, Inc..............................................           337,396
                                                                                            ---------------
                                                                                                  1,455,536
                                                                                            ---------------
               INDUSTRIAL -- 12.2%
       11,160  Cascade Corporation.......................................................           550,300
        8,460  Chase Corporation.........................................................           153,211
        7,200  Cummins, Inc. ............................................................           337,104
        7,830  Eaton Corporation.........................................................           623,815
        2,800  Greif, Inc. - Class A.....................................................           190,204
        5,050  Owens-Illinois, Inc.*.....................................................           284,972
                                                                                            ---------------
                                                                                                  2,139,606
                                                                                            ---------------
               TECHNOLOGY -- 11.1%
       23,400  Hewlett-Packard Company...................................................         1,068,444
        1,770  International Business Machines Corporation (IBM).........................           203,798
        6,300  Northrop Grumman Corporation..............................................           490,203
        4,000  Seagate Technology........................................................            83,760
       14,600  Soapstone Networks, Inc.*.................................................           104,536
                                                                                            ---------------
                                                                                                  1,950,741
                                                                                            ---------------
               UTILITIES -- 16.8%
        8,640  American Electric Power Company, Inc. ....................................           359,683
       17,200  AT&T, Inc.................................................................           658,760
       13,310  CenturyTel, Inc. .........................................................           442,424
       10,890  Energen Corporation.......................................................           678,448
       11,870  Sempra Energy.............................................................           632,434
        5,500  The Laclede Group, Inc. ..................................................           195,965
                                                                                            ---------------
                                                                                                  2,967,714
                                                                                            ---------------

               TOTAL COMMON STOCKS.......................................................   $    17,408,101
                                                                                            ---------------

               SHORT TERM INVESTMENTS -- 1.4%
      238,624  First American Treasury Obligations Fund..................................   $       238,624
                                                                                            ---------------

               TOTAL INVESTMENT SECURITIES -- 100.4%
               (Cost $14,109,927)........................................................   $    17,646,725

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)............................          (73,424)
                                                                                            ---------------

               NET ASSETS -- 100.0%.......................................................  $    17,573,301
                                                                                            ===============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

===========================================================================================================
   Shares      COMMON STOCKS -- 94.4%                                                           Value
-----------------------------------------------------------------------------------------------------------
               BASIC MATERIALS -- 13.7%
        5,000  Albermarle Corporation....................................................   $       182,600
        4,500  Commercial Metals Company.................................................           134,865
       12,500  Kinross Gold Corporation..................................................           276,375
        7,000  Methanex Corporation......................................................           183,190
                                                                                            ---------------
                                                                                                    777,030
                                                                                            ---------------
               CONSUMER, CYCLICAL -- 10.9%
        3,500  Columbia Sportswear Company...............................................           154,105
        4,000  Darden Restaurants, Inc. .................................................           130,200
        5,500  Dollar Tree, Inc.*........................................................           151,745
        5,000  Men's Wearhouse, Inc......................................................           116,350
        6,000  Office Depot, Inc.*.......................................................            66,300
                                                                                            ---------------
                                                                                                    618,700
                                                                                            ---------------
               CONSUMER, NON-CYCLICAL -- 15.9%
        3,500  Corn Products International, Inc..........................................           129,990
        2,200  Health Net, Inc.*.........................................................            67,760
        4,000  King Pharmaceuticals, Inc.*...............................................            34,800
        4,000  Molson Coors Brewing Company - Class B....................................           210,280
        4,000  PepsiAmericas, Inc........................................................           102,120
        3,200  The Toro Company..........................................................           132,448
        4,000  Watson Wyatt Worldwide, Inc. .............................................           227,000
                                                                                            ---------------
                                                                                                    904,398
                                                                                            ---------------
               ENERGY -- 11.4%
        5,000  Frontier Oil Corporation..................................................           136,300
        6,000  Global Industries, Ltd.*..................................................            96,540
        3,100  Questar Corporation.......................................................           175,336
        3,000  Sunoco Logistics Partners L.P.............................................           146,400
        3,000  Tesoro Corporation........................................................            90,000
                                                                                            ---------------
                                                                                                    644,576
                                                                                            ---------------
               FINANCIAL -- 10.4%
        1,800  AllianceBernstein Holding L.P.............................................           114,084
        5,000  American Financial Group, Inc. ...........................................           127,800
        3,000  Assurant, Inc.............................................................           182,580
        1,500  SAFECO Corporation........................................................            65,820
        3,500  W.R. Berkley Corporation..................................................            96,915
                                                                                            ---------------
                                                                                                    587,199
                                                                                            ---------------
               INDUSTRIAL -- 10.2%
        2,800  Cummins, Inc. ............................................................           131,096
        7,500  GrafTech International Ltd.*..............................................           121,575
        3,000  Greif, Inc. - Class A.....................................................           203,790
        4,000  The Timken Company........................................................           118,880
                                                                                            ---------------
                                                                                                    575,341
                                                                                            ---------------

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

===========================================================================================================
   Shares      COMMON STOCKS -- 94.4%                                                           Value
-----------------------------------------------------------------------------------------------------------
               TECHNOLOGY -- 11.0%
        4,000  Arrow Electronics, Inc.*..................................................   $       134,600
        3,000  Avnet, Inc.*..............................................................            98,190
        2,500  Comtech Telecommunications Corporation*...................................            97,500
        3,000  Teledyne Technologies, Inc.*..............................................           141,000
        5,500  Western Digital Corporation*..............................................           148,720
                                                                                            ---------------
                                                                                                    620,010
                                                                                            ---------------
               UTILITIES -- 10.9%
        4,000  CenturyTel, Inc. .........................................................           132,960
        3,000  DTE Energy Company........................................................           116,670
        3,500  Energen Corporation.......................................................           218,050
        6,000  MDU Resources Group, Inc..................................................           147,300
                                                                                            ---------------
                                                                                                    614,980
                                                                                            ---------------

               TOTAL COMMON STOCKS.......................................................   $     5,342,234
                                                                                            ---------------

               INTERNATIONAL EQUITY -- 4.0%
        8,200  Sims Group Ltd............................................................   $       225,664
                                                                                            ---------------

               SHORT TERM INVESTMENTS -- 2.2%
      121,983  First American Treasury Obligations Fund..................................   $       121,983
                                                                                            ---------------

               TOTAL INVESTMENT SECURITIES -- 100.6%
               (Cost $5,994,181).........................................................   $     5,689,881

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)............................          (34,672)
                                                                                            ---------------

               NET ASSETS -- 100.0%.......................................................  $     5,655,209
                                                                                            ===============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2008 (Unaudited)
================================================================================

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. ("James") believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes single authoritative definition measurements. SFAS No. 157 applies fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2008, the James Balanced:
Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
================================================================================

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

As of March 31, 2008, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

---------------------------------------------------------------------------------------------------------------
                                                                     Gross           Gross       Net Unrealized
                                                   Federal Tax    Unrealized      Unrealized    Appreciation/
                                                      Cost       Appreciation    Depreciation   Depreciation
---------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund............   $382,706,892    $ 46,083,591    $(11,332,353)  $  34,751,238
Small Cap Fund.................................   $185,455,896    $ 25,338,351    $(16,599,843)  $   8,738,508
Market Neutral Fund............................   $ 35,984,229    $ 12,159,226    $ (4,198,780)  $   7,960,446
Equity Fund ...................................   $ 14,109,927    $  4,068,801    $   (532,003)  $   3,536,798
Mid Cap Fund ..................................   $  5,994,181    $    551,942    $   (856,242)  $    (304,300)
---------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The James Advantage Funds

By (Signature and Title)


/s/ Barry R. James
------------------------------
Barry R. James
President

Date: September 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
------------------------------
Barry R. James
President

Date: September 25, 2008

By (Signature and Title)


/s/ Thomas L. Mangan
------------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date: September 25, 2008